Earnings (Loss) Per Share (Details) - Schedule of computation of earnings (loss) per basic and diluted share (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Computation of Earnings Loss Per Basic and Diluted Share [Abstract]
Weighted average shares used to compute diluted	39,765,361	9,669,217
Diluted earnings (loss) per share	$ (0.26)	$ (0.36)